United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/17

Date of Reporting Period: 3/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2017
Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Project and Trade Finance Core Fund (the “Fund”),1 based on net asset value for the 12-month reporting period ended March 31, 2017, was 3.04% compared to a return of 0.56% for the 1-Month London InterBank Offered Rate (LIBOR),2 the Fund's broad-based securities market index. The Fund's assets typically pay interest based on a spread to 1-month LIBOR, and the weighted average life of the Fund's portfolio was 14.53 months as of the end of the reporting period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of LIBOR.
During the reporting period, the most significant factors affecting the Fund's performance relative to LIBOR were: (1) the selection of individual securities within each sector and sector diversification; (2) the relatively high spreads in the market; and (3) the failure of two portfolio positions to make required payments to the Fund.
Market Overview
Political uncertainty dominated much of the news during the reporting period. In the aftermath of the U.S. election, concern about protectionism and trade flows created quite of bit of uncertainty. The UK vote to leave the European Union (“Brexit”) and its implications for all European trade added to the confusion. France was another source of anti-trade protectionist rhetoric. Global instability mounted as Turkey, Syria, North Korea and Venezuela all had significant geopolitical issues. However, even in the midst of all this stress, global trade continued to rebound.
One example of global trade rebounding can be found in the performance of the RWI/ISL Container Throughput Index, which is maintained by The Institute of Shipping Economics and Logistics. The index tracks global shipping volume. It is based on a monthly survey of 82 ports that account for more than 60% of world shipping. In February 2017, the index hit an all-time high and then continued to increase another 5% over the reporting period.
On the other hand, the Asian Development Bank once again released their annual report. It stated that global users of trade finance continue to be challenged by a shortage of capital to finance trade. The report quantified the shortfall as approximately $1.6 trillion in 2016. Therefore, Fund management continued to see plenty of supply of trade finance transactions.
SECURITY SELECTION AND SECTOR DIVERSIFICATION
The Fund was invested in a portfolio of trade finance-related assets that was widely diversified over sectors and geographic regions. Regionally, the Fund, as of the end of the reporting period, was invested 25.08% in Sub-Saharan Africa, 16.40% in MENA, 17.49% in Asia, 13.98% in Eastern Europe, 15.01% in Latin America, 2.13% in Western Europe, 1.03% in North America and held a 9.19% cash position. The countries represented in those regions in which the Fund holds investments include: Angola, Argentina, Azerbaijan, Bahrain, Bangladesh, Botswana, Brazil, Cambodia, Cameroon, Chad, Colombia, Congo, Republic of Croatia, Dominican Republic, Egypt, France, Ghana, Guatemala, Honduras, India, Indonesia, Iraq, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Lao Peoples Democratic Republic, Lebanon, Malawi, Mauritius, Mexico, Mongolia, Morocco, Nigeria, Oman, Pakistan, Paraguay, Peru, Russia, Saudi Arabia, Sierra Leone, Singapore, South Korea, Tanzania, Togo, Turkey, Ukraine, United Arab Emirates, UK, U.S. and Zambia. The sector diversification of the Fund at the end of the reporting period was as follows: 20.09% Energy, 11.03% Basic Industry, 15.59% Consumer Non-Cyclical, 12.33% Banking, 2.96% Telecommunications, 3.75% Utilities, 2.99% Foreign Sovereign, 10.27% Services, 5.07% Supranational, 2.99% Capital Goods, 2.27% Consumer Cyclical, 1.48% Government Guaranteed and 9.19% in cash. The Fund's broad diversification on both a regional and sector basis made a positive contribution to Fund performance on an absolute basis and relative to the LIBOR.
Annual Shareholder Report

MARKET SPREADS
Spreads in the market remained stable. At the end of the reporting period, the average coupon of transactions in the Fund was approximately 4%.
portfolio Position Payments
The Fund's performance was negatively affected when it did not receive payments due on two separate 1% positions acquired from a common underwriting bank, which resulted in the value of these positions being adjusted downward. Both positions currently remain in the portfolio at reduced values as the Fund's investment adviser undertakes efforts to seek payment of past due amounts.
1	Federated Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LIBOR.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Project and Trade Finance Core Fund from August 26, 2009 (start of performance) to March 31, 2017, compared to the 1-Month London Interbank Offered Rate (LIBOR).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2017
Average Annual Total Returns for the Period Ended 3/31/2017
	1 Year	5 Years	Start of Performance*
Fund	3.04%	3.25%	3.40%
LIBOR	0.56%	0.28%	0.27%
*	The Fund's start of performance date was August 26, 2009.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, current shareholders may call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
1	The Fund's performance assumes the reinvestment of all dividends and distributions.
2	The London Interbank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market). LIBOR is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	86.2%
Corporate Debt Securities	1.6%
Asset-Backed Security	0.9%
Foreign Government Securities	1.0%
Cash Equivalents[2]	9.1%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2017
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.9%[1]
		Services-Airlines—0.9%
$4,861,111		KAL ABS Cayman Ltd., 17, Class A, 3.9816%, 4/27/2019 (IDENTIFIED COST $4,720,139)	$4,729,861
		CORPORATE BONDS—1.6%
		Energy-Exploration & Production—0.6%
4,391,262	[2,3,4,5]	Afren PLC, Series REGS, 11.50%, 2/1/2016	0
2,632,320		Dolphin Energy Ltd., Series REGS, 5.888%, 6/15/2019	2,760,317
		TOTAL	2,760,317
		Supranational—1.0%
5,000,000		African Export-Import Bank, 2.3625%, 6/4/2018	5,086,820
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,481,910)	7,847,137
		TRADE FINANCE AGREEMENTS—86.2%[1]
		Basic Industry-Building Materials—2.1%
5,200,000		Cemex SA, 3.9822%, 9/30/2019	5,187,000
5,061,104		Nexans SA, 2.1476%, 6/15/2017	5,040,860
		TOTAL	10,227,860
		Basic Industry-Chemicals—2.3%
4,923,000		Agrofertil, 5.92%, 5/5/2017	4,923,000
2,307,693		Eurochem II, 2.90622%, 8/22/2018	2,295,000
4,032,258		Uralkali, 4.28389%, 4/20/2019	4,016,129
		TOTAL	11,234,129
		Basic Industry-Forestry/Paper—0.3%
1,389,394		Bahia Cellulose, 4.90872%, 2/14/2018	1,406,761
		Basic Industry-Metals/Mining Excluding Steel—5.2%
1,161,672		African Minerals, 5.98678%, 3/30/2018	1,161,672
2,299,362	[2,3,4]	Discovery Copper, 4.9829%, 3/1/2015	694,408
6,194,638	[4]	Just Group LLC, 10.15178%, 12/31/2015	2,332,281
4,666,667		Kazakhmys II, 5.48222%, 12/31/2018	4,634,000
5,087,516		Mechel Kuzbass III, 8.35444%, 1/31/2021	2,719,277
5,055,446		Mechel Yakutugol III, 8.35444%, 1/31/2021	2,702,136
3,817,567		Polymetal, 4.184%, 11/6/2019	3,829,020
7,500,000		Trafigura, 2.1439%, 6/30/2017	7,500,000
		TOTAL	25,572,794
		Basic Industry-Steel Producers/Products—1.0%
5,000,000		Ziraat Bankasi, 2.13372%, 5/8/2017	4,987,500
		Capital Goods-Aerospace & Defense—2.1%
4,561,876		Alafco, 3.10%, 2/17/2019	4,555,032
3,200,000		Biman, 6.534%, 2/4/2019	3,200,000
2,708,333		TAAG Angola Airlines, 6.08733%, 6/9/2020	2,719,167
		TOTAL	10,474,199
		Consumer Cyclical-Apparel/Textiles—2.2%
2,518,200		Defacto, 4.7844%, 3/3/2019	2,517,445
4,745,000		PT Delta Dunia Sandang Tekstil, 6.01011%, 10/10/2021	4,737,882
3,750,000		PTDELTA Merlin 2, 6.43824%, 10/7/2020	3,742,500
		TOTAL	10,997,827
		Consumer Non-Cyclical-Beverage—0.9%
3,193,750		Khmer Brewery, 6.49789%/6.64678%, 4/8/2020	3,193,750
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Consumer Non-Cyclical-Beverage—continued
$1,368,750		Khmer Brewery, 6.49789%/6.64678%, 4/8/2020	$1,362,591
		TOTAL	4,556,341
		Consumer Non-Cyclical-Tobacco—2.3%
4,966,716	[2,3,5]	LTAM PM, 4.7934%, 3/1/2017	2,483,358
4,988,493	[2,3,5]	LTAM RJ, 4.2134%, 4/3/2017	2,494,247
6,500,000		Premium FBN Bank, 4.9267%, 6/5/2017	6,483,750
		TOTAL	11,461,355
		Consumer Non-Cyclical/Food-Wholesale—12.1%
640,004		Banacol, 1.75%, 6/29/2028	604,164
5,000,000		Biosev, 5.48422%-5.734%, 6/2/2017	5,000,000
657,000		Carcafe Ltd., 1.99%, 4/3/2017	656,803
450,000		Carcafe Ltd., 2.0%, 4/4/2017	449,865
1,320,300		Carcafe Ltd., 2.08%, 4/17/2017	1,319,904
2,227,500		Carcafe Ltd., 1.91%/1.98%, 4/28/2017	2,221,931
7,500,000		Export Trade FBN, 4.4306%, 8/31/2017	7,500,000
5,357,143		Ghana Cocoa Board, 1.65722%, 8/31/2017	5,333,036
1,100,864	[4]	GVO, 5.3341%, 11/2/2015	1,100,864
7,500,000		Louis Dreyfus II, 4.1677%, 9/27/2019	7,503,750
5,000,875		Metl Group, 3.8817%, 9/6/2017	4,995,874
5,000,000		Molino Canuelas, 6.27759%, 12/16/2020	4,995,000
6,000,000		Olam Nigeria, 2.1712%, 6/13/2017	6,000,000
2,571,429	[2,3,4]	REI Agro Ltd., 6.25%, 10/31/2014	771,429
1,667,000		Seara, 5.76222%, 6/15/2017	1,667,000
2,272,727		Tiryaki Agro, 5.2623%, 4/15/2019	2,271,591
572,627		Tiryaki ITFC, 4.04236%/4.0464%, 4/15/2019	569,763
6,500,000		Vicentin SIAC, 7.0232%, 10/28/2018	6,500,000
		TOTAL	59,460,974
		Energy-Exploration & Production—10.3%
175,323	[2,3]	Circle Petro, 6.754%/6.775%, 6/11/2018	78,983
2,826,909		EGPC, 4.38122%, 6/14/2018	2,831,149
3,253,399		EMP II, 10.48222%, 12/10/2018	3,243,638
7,500,000		Kazmunaigaz NV, 2.8328%, 3/30/2020	7,503,750
2,863,999		Merlon Petro, 6.99789%, 3/15/2019	2,865,431
3,626,491		Nigerian Petro, 4.88122%, 6/15/2019	3,586,600
6,573,317		PT MaxPower, 6.64678%/8.64678%, 3/31/2020	5,261,940
617,308		Ptmitraperk, 6.8814%, 12/31/2020	606,196
384,615		Rosneft Oil III, 3.24151%, 4/24/2017	379,808
4,173,293		SHT, 6.85444%, 9/30/2020	4,154,514
4,567,406		SNPC, 5.84389%/5.84778%, 3/4/2020	4,585,675
719,759		Sonangol III, 4.4822%, 6/30/2017	712,561
6,658,333		Sonangol, 4.5468%, 9/28/2021	6,658,333
351,331	[2,3]	SV Oil & Natural Gas Ltd., 7.1062%, 9/14/2013	350,453
7,500,000		Yibal Export Pdo, 2.7522%, 6/29/2021	7,492,500
		TOTAL	50,311,531
		Energy-Integrated Energy—3.1%
5,000,000		Ina-ndustrija Nafte DD, 3.2941%, 8/17/2019	5,015,000
3,787,405		Oando Insured, 8.50%/9.64678%, 6/30/2019	3,787,404
1,623,173		Oando Uninsured, 8.50%/9.64678%, 6/30/2019	1,615,057
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Energy-Integrated Energy—continued
$5,000,000		Puma International Financing SA, 3.4261%, 5/13/2019	$4,995,000
		TOTAL	15,412,461
		Energy-Oil Field Equipment & Services—0.8%
3,800,000		ADES, 5.5008%, 11/23/2020	3,800,000
		Energy-Oil Refining and Marketing—3.8%
1,662,500		BB Energy, 2.6544%/2.77722%, 10/18/2017	1,662,500
7,125,000		Dangote, 5.6107%, 8/28/2020	7,189,125
3,556,986		Pakistan, Government of, 4.165%, 2/12/2018	3,556,986
5,000,000		Petroleos del Peru SA, 2.705%, 7/21/2017	4,990,000
2,065,252	[2,3,4]	Samir Energy II, 4.24889%, 12/31/2015	1,034,691
		TOTAL	18,433,302
		Finance/Banks/Brokers—12.2%
2,000,000		AccessBank, 4.0299%, 4/29/2017	1,997,000
7,500,000		Ahli Bank, 2.0093%, 7/6/2017	7,500,000
5,000,000		Banco Financiera Comercial Hondurena SA (Banco Ficohsa), 3.93122%, 9/15/2017	5,000,000
4,000,000		Banco Industrial, 2.84406%, 8/15/2017	4,004,000
5,157,572		BPC Tranche B, 6.2336%, 6/30/2017	5,157,572
5,000,000		CFC Stanbic, 3.897%, 5/4/2018	5,000,000
3,500,000		Ecobank Transnational, Inc., 6.65178%, 9/7/2017	3,505,250
6,666,667		Garanti Bankasi, 3.654%, 11/23/2017	6,673,333
5,000,000		International Bank of Azerbaijan, 3.539%, 10/31/2017	4,997,500
5,000,000		Itau Unibanco Holding SA, 2.50%, 6/21/2017	5,007,500
3,250,000		Turk Vakifbank, 4.31767%, 12/21/2017	3,246,750
5,500,000		Turkiye Finans Katilim Bankasi Varlik Kiralama AS, 2.308%, 7/6/2017	5,478,000
2,307,692		Veb, 4.60656%, 1/31/2020	2,304,231
		TOTAL	59,871,136
		Foreign Sovereign—4.0%
4,500,000		Bank of Lao, 5.50189%, 12/29/2019	4,500,000
5,000,000		Banreservas, 3.5879%, 8/15/2017	5,000,000
5,000,000		National Bank of Egypt, 4.041%, 6/4/2018	4,962,500
5,000,000		Turk Exim Bank, 2.5198%, 3/30/2018	5,000,000
		TOTAL	19,462,500
		Government Guarantee—0.4%
2,159,555		Trade Bank Iraq, 4.76%, 7/2/2019	2,157,396
		Services—Airlines—0.8%
4,000,000		Gulf Air BSC, 4.22722%, 1/19/2022	4,006,000
		Services-Building & Construction—2.7%
4,150,378		CPC II, 4.38178%, 7/19/2018	4,140,003
1,808,026		CPC International, Inc., 3.871%, 12/31/2017	1,808,026
7,500,000		IIF, 3.342%, 7/18/2019	7,496,250
		TOTAL	13,444,279
		Services-Railroads—1.2%
5,647,996		Eastcommtrans II, 6.5523%, 11/25/2019	5,647,996
		Services-Support-Services—1.5%
7,133,700		Airport International Group, 3.013%, 11/15/2023	7,130,133
		Services-Transportation Excluding Air/Rail—2.8%
6,685,000		Asyaport, 5.7243%, 1/10/2024	6,701,712
3,500,000		Navig8 V8, 3.5717%, 7/28/2017	3,508,750
Annual Shareholder Report

Principal Amount or Shares			Value
		TRADE FINANCE AGREEMENTS—continued[1]
		Services-Transportation Excluding Air/Rail—continued
$3,500,000		Navig8 VL8, 3.5717%, 7/28/2017	$3,508,750
		TOTAL	13,719,212
		Sovereign—1.4%
6,698,478		Egypt, Government of, 3.388%, 1/30/2019	6,708,526
		Supranational—4.0%
7,000,000		Africa Finance Corp., 2.2373%, 5/16/2018	6,979,000
5,000,000		Axfremix TLF 2015, 1.676%, 5/18/2017	5,000,000
7,500,000		PTA Bank, 3.3148%, 10/11/2018	7,488,750
		TOTAL	19,467,750
		Telecommunications-Fixed Line—0.7%
3,562,500		INT Towers, 6.2718%, 12/10/2021	3,535,781
		Telecommunications-Wireless—2.2%
5,143,000		Digicel D2, 4.6468%, 3/31/2019	5,166,143
5,666,667		IHS Zambia, Floating Rate Note, 6.7479%, 3/6/2021	5,624,167
		TOTAL	10,790,310
		Utility-Electric-Generation—3.7%
3,427,317		Adani Power Ltd., 4.4468%, 6/30/2018	3,415,322
3,823,600		Egypt Electric, 5.284%, 5/5/2020	3,793,011
2,750,000		MOF Angola Soyo, 6.6519%, 6/30/2019	2,732,125
700,000		MOF Angola, 6.93211%, 6/30/2018	693,700
7,500,000		MOF Bangladesh, 6.3227%, 6/17/2019	7,511,250
		TOTAL	18,145,408
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $440,065,335)	422,423,461
		FOREIGN GOVERNMENT/AGENCY—1.0%[1]
		Services-Building & Construction—1.0%
5,000,000		Kenya, Government of, 6.4982%, 12/28/2017 (IDENTIFIED COST $4,985,286)	4,985,000
		INVESTMENT COMPANY—9.1%
44,470,647	[6]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[7] (IDENTIFIED COST $44,472,150)	44,483,988
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $506,724,820)[8]	484,469,447
		OTHER ASSETS AND LIABILITIES-NET—1.2%[9]	5,705,719
		TOTAL NET ASSETS—100%	$490,175,166
1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $432,138,322, which represented 88.1% of total net assets.
2	Issuer in default.
3	Non-income-producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
6	Affiliated holding.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $507,083,696.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Security	$—	$—	$4,729,861	$4,729,861
Corporate Bonds	—	7,847,137	0[1]	7,847,137
Trade Finance Agreements	—	—	422,423,461	422,423,461
Foreign Government/Agency	—	—	4,985,000	4,985,000
Investment Company	44,483,988	—	—	44,483,988
TOTAL SECURITIES	$44,483,988	$7,847,137	$432,138,322	$484,469,447
1	Includes $31,837 of a corporate bond transferred from Level 2 to Level 3 because observable market data was unavailable for the security. This transfer represents the value of the security at the beginning of the period.
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. Although the majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists, a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists inputs being proprietary and not provided to the Fund, these investments are determined to be level 3 securities and management is not able to provide the unobservable inputs used in determining these valuations, such as yields and credit ratings. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Trustees. See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Asset-Backed Security	Investments in Corporate Bonds	Investments in Trade Finance Agreements	Investments in Foreign Government/ Agency
Balance as of March 31, 2016	$—	$—	$439,832,109	$5,019,512
Accrued discount/premiums	—	(5)	1,059,604	18,817
Realized gain (loss)	56,388	—	(325,053)	—
Change in unrealized appreciation (depreciation)	9,722	(31,832)	(5,523,060)	13,683
Purchases	6,608,195	—	241,350,690	—
(Sales)	(1,944,444)	—	(253,970,829)	(67,012)
Security type transfer in	—	31,837	—	—
Balance as of March 31, 2017	$4,729,861	$0	$422,423,461	$4,985,000
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2017	$9,722	$(31,832)	$(5,638,628)	$13,683
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended March 31,	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.32	$9.37	$9.65	$9.77	$9.77
Income From Investment Operations:
Net investment income	0.39	0.38	0.37[1]	0.43	0.49[1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.11)	(0.06)	(0.27)	(0.10)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.32	0.10	0.33	0.50
Less Distributions:
Distributions from net investment income	(0.39)	(0.37)	(0.38)	(0.43)	(0.46)
Distributions from net realized gain on investments and foreign currency transactions	—	—	—	(0.02)	(0.04)
TOTAL DISTRIBUTIONS	(0.39)	(0.37)	(0.38)	(0.45)	(0.50)
Net Asset Value, End of Period	$9.21	$9.32	$9.37	$9.65	$9.77
Total Return[2]	3.04%	3.46%	1.04%	3.47%	5.30%
Ratios to Average Net Assets:
Net expenses	0.18%	0.22%	0.16%	0.08%	0.00%[3]
Net investment income	4.24%	4.07%	3.90%	4.33%	5.02%
Expense waiver/reimbursement[4]	0.10%	0.12%	0.19%	0.16%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$490,175	$486,124	$504,824	$464,440	$268,138
Portfolio turnover	47%	47%	51%	65%	62%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	The Adviser reimbursed all operating expenses incurred by the Fund.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2017
Assets:
Total investment in securities, at value including $44,483,988 of investment in an affiliated holding (Note 5) (identified cost $506,724,820)		$484,469,447
Cash		206,141
Cash denominated in foreign currencies (identified cost $34)		28
Income receivable		3,451,004
Receivable for investments sold		2,574,293
Prepaid expenses		39,319
TOTAL ASSETS		490,740,232
Liabilities:
Payable for investments purchased	$157,572
Income distribution payable	189,266
Payable to adviser (Note 5)	386
Payable for auditing fees	133,130
Payable for portfolio accounting fees	84,712
TOTAL LIABILITIES		565,066
Net assets for 53,222,285 shares outstanding		$490,175,166
Net Assets Consist of:
Paid-in capital		$522,841,376
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(22,255,379)
Accumulated net realized loss on investments and foreign currency transactions		(11,199,535)
Undistributed net investment income		788,704
TOTAL NET ASSETS		$490,175,166
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$490,175,166 ÷ 53,222,285 shares outstanding, no par value, unlimited shares authorized		$9.21
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2017
Investment Income:
Interest			$22,308,524
Dividends received from an affiliated holding (Note 5)			246,014
TOTAL INCOME			22,554,538
Expenses:
Investment adviser fee (Note 5)		$511,172
Custodian fees		22,135
Transfer agent fee		41,494
Directors'/Trustees' fees (Note 5)		11,819
Auditing fees		133,131
Legal fees		42,892
Portfolio accounting fees		378,795
Share registration costs		550
Printing and postage		16,405
Risk insurance expense (Note 5)		240,816
Miscellaneous (Note 5)		12,076
TOTAL EXPENSES		1,411,285
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	$(511,172)
Net expenses			900,113
Net investment income			21,654,425
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(965,559)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(5,412,283)
Net realized and unrealized loss on investments and foreign currency transactions			(6,377,842)
Change in net assets resulting from operations			$15,276,583
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,654,425	$20,040,507
Net realized loss on investments and foreign currency transactions	(965,559)	(2,982,424)
Net change in unrealized appreciation/depreciation of investments and foreign currency translation of assets and liabilities in foreign currency	(5,412,283)	(252,472)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,276,583	16,805,611
Distributions to Shareholders:
Distributions from net investment income	(21,480,642)	(19,384,738)
Share Transactions:
Proceeds from sale of shares	82,940,808	9,919,670
Net asset value of shares issued to shareholders in payment of distributions declared	19,170,132	17,586,635
Cost of shares redeemed	(91,855,811)	(43,626,893)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,255,129	(16,120,588)
Change in net assets	4,051,070	(18,699,715)
Net Assets:
Beginning of period	486,124,096	504,823,811
End of period (including undistributed net investment income of $788,704 and $434,706, respectively)	$490,175,166	$486,124,096
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Cash Flows
Year Ended March 31, 2017
Operating Activities:
Change in net assets resulting from operations	$15,276,583
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(479,107,904)
Proceeds from disposition of investment securities	493,942,993
Purchase of short-term investments, net	(23,622,316)
Amortization of premium/discount, net	(1,932,581)
Decrease in income receivable	409,385
Increase in prepaid expenses	(11,736)
Increase in receivable for investments sold	(289,587)
Increase in payable for investments purchased	157,572
Decrease in drawdown fees	(68,400)
Increase in accrued expenses	89,099
Net realized loss on investments and foreign currency transactions	965,559
Change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency	5,412,283
NET CASH PROVIDED BY OPERATING ACTIVITIES	11,220,950
Financing Activities:
Proceeds from shares sold	82,940,808
Payments of shares redeemed	(91,855,811)
Distributions paid in cash	(2,248,109)
NET CASH USED BY FINANCING ACTIVITIES	(11,163,112)
Net increase in cash	57,838
Cash at beginning period	148,331
Cash (overdraft) at end of period	$206,169
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $19,170,132.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2017
1. ORGANIZATION
Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund operates as an open-end extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act 1933 (the ”1933 Act”) and “qualified purchasers” as defined in Section 2(a)(51) of the Act. The Fund is not a mutual fund, and its shares are offered pursuant to an exemption from registration under the 1933 Act, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, expected recovery rate on distressed securities, opinion of legal counsel regarding the outcome of any relevant legal matters or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions.
Annual Shareholder Report

Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $511,172 is disclosed in various locations in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
At March 31, 2017, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees. The Fund's restricted securities were acquired between August 27, 2009 and March 31, 2017, with the total acquisition cost of $440,188,134.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 3/31/2017	Year Ended 3/31/2016
Shares sold	8,916,042	1,058,296
Shares issued to shareholders in payment of distributions declared	2,060,830	1,880,843
Shares redeemed	(9,888,731)	(4,661,768)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,088,141	(1,722,629)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for defaulted securities and foreign currency reclassifications.
For the year ended March 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$180,215	$(180,215)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$21,480,642	19,384,738
As of March 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed Ordinary Income	$833,709
Net unrealized depreciation	$(22,614,254)
Capital loss carryforwards	$(10,885,665)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for defaulted securities and discount accretion/premium amortization on debt securities.
At March 31, 2017, the cost of investments for federal tax purposes was $507,083,696. The net unrealized depreciation of investments for federal tax purposes was $22,614,249. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,000,240 and net unrealized depreciation from investments for those securities having an excess of cost over value of $24,614,489.
At March 31, 2017, the Fund had a capital loss carryforward of $10,885,665 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards.
Short-Term	Long-Term	Total
$1,387,776	$9,497,889	$10,885,665
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser and its affiliates on their own initiative have agreed to waive their fees (if any), and reimburse the Fund such that the Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding operating expenses: (1) associated with premiums for risk insurance policies on portfolio securities or other assets that have been or may be purchased for the benefit of the Fund by the Adviser, and (2) beginning on May 8, 2017, certain legal fees paid by the Fund, such as litigation expenses related to specific investments) in an amount up to 0.15% of the Fund's average daily net assets. The Adviser and its affiliates can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2017, the Adviser voluntarily waived $466,971 of its fee.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund paid by Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2017, the Sub-Adviser earned a fee of $1,989,474.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2017, the Adviser reimbursed $44,201. Transactions involving the affiliated holding during the year ended March 31, 2017, were as follows:
	Balance of Shares Held 3/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	20,851,257	475,943,397	(452,324,007)	44,470,647	$44,483,988	$246,014
Affiliated Shares of Beneficial Interest
As of March 31, 2017, a majority of the shares of beneficial interest outstanding are owned by affiliates of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2017, were as follows:
Purchases	$178,825,311
Sales	$180,642,285
7. CONCENTRATION OF RISK (UNAUDITED)
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
Annual Shareholder Report

At March 31, 2017, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	7.6%
Nigeria	5.3%
Indonesia	5.1%
Egypt	5.1%
Kenya	5.1%
Angola	4.8%
Brazil	4.4%
Russia	3.7%
Kazakhstan	3.6%
Oman	3.1%
Saudi Arabia	2.6%
Tanzania, United Republic Of	2.6%
Argentina	2.4%
United States	2.2%
Bangladesh	1.5%
Jordan	1.5%
Singapore	1.4%
Azerbaijan	1.4%
Malawi	1.3%
Zambia	1.2%
Ghana	1.1%
Colombia	1.1%
Mexico	1.1%
Jamaica	1.1%
Trinidad And Tobago	1.1%
France	1.0%
Croatia	1.0%
Gabon	1.0%
Honduras	1.0%
Peru	1.0%
Paraguay	1.0%
Cayman Islands	1.0%
Congo	1.0%
Kampuchea, Democratic	0.9%
Kuwait	0.9%
India	0.9%
Lao Peoples Democratic Republic	0.9%
Chad	0.9%
Bahrain	0.8%
Guatemala	0.8%
Pakistan	0.7%
Togo	0.7%
Botswana	0.7%
United Arab Emirates	0.6%
Mongolia	0.5%
Iraq	0.4%
Lebanon	0.3%
Serria Leone	0.2%
Macau	0.2%
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the year ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of the Federated Core Trust III and the Shareholders of
Federated Project and Trade Finance Core Fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Core Fund (the “Fund”), a series of the Federated Core Trust III, as of March 31, 2017, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Project and Trade Finance Core Fund as of March 31, 2017, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 30, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual	$1,000.00	$1,009.10	$0.70
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	$0.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: February 2008	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: February 2008	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: February 2008	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: February 2008	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: February 2008	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Chris McGinley Birth Date: July 28, 1978 Vice President Officer since: June 2012 Portfolio Manager since: December 2009	Principal Occupations: Chris McGinley has been the Fund's Portfolio Manager since December 2009. He is Vice President of the Trust with respect to the Fund. Mr. McGinley joined Federated in 2004 as an associate research analyst in the international fixed-income department. He became an Assistant Vice President of the Fund's Adviser in 2005. Mr. McGinley worked in Senator Rick Santorum's office in 2001 and from 2002 to 2004 he served as Legislative Correspondent for Senator Santorum. Mr. McGinley earned his B.S. and received his M.P.I.A. from the University of Pittsburgh.
Ihab Salib Birth Date: December 14, 1964 VICE PRESIDENT Officer since: June 2012 Portfolio Manager since: August 2009	Principal Occupations: Ihab Salib has been a Portfolio Manager of the Fund since August 2009. He is Vice President of the Trust with respect to the Fund. Mr. Salib joined Federated in April 1999 as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice President of the Fund's Adviser and in January 2007 he was named a Senior Vice President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994 through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc. Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Dalia Kay Birth Date: March 13, 1970 VICE PRESIDENT Officer since: August 2014 Portfolio Manager since: April 2013	Principal Occupations: Dalia Kay has been the Fund's Portfolio Manager since April 2013. She is Vice President of the Trust with respect to the Fund. Ms. Kay joined the Sub-Adviser in October 2013. From 1994 until September 30, 2013, Ms. Kay was a member of GML Capital LLP and its Trade Finance Portfolio Team. From April 2013 to September 30, 2013, Ms. Kay served as a portfolio manager to the Fund as a member of GML Capital LLP, the sub-adviser to the Fund during that time period. From December 2006 to September 30, 2013, Ms. Kay was an Investment Portfolio Adviser for GML Capital LLP's investment funds. From 1994 to December 2006, Ms. Kay was Associate Director of Trade Finance and Forfaiting with GML International Limited, where she coordinated origination, structuring, documentation and distribution of short- and medium-term trade finance transactions focusing on Turkey, Kazakhstan, Romania, Ukraine and the former Yugoslavia. Ms. Kay received a Diploma in Law and a BA in Economics from the University of Geneva. She is fluent in French.
Patrick Bayliss Birth Date: September 25, 1968 VICE PRESIDENT Officer since: August 2014 Portfolio Manager since: April 2013	Principal Occupations: Patrick Bayliss has been the Fund's Portfolio Manager since April 2013 . He is Vice President of the Trust with respect to the Fund.. Mr. Bayliss joined the Sub-Adviser in October 2013. From 2007 until September 30, 2013, Mr. Bayliss was a member of GML Capital LLP and its Trade Finance Portfolio Team. From April 2013 to September 30, 2013, Mr. Bayliss served as a portfolio manager to the Fund as a member of GML Capital LLP, the sub-adviser to the Fund during that time period. Mr. Bayliss began his career in 1990 at Saudi International Bank (now Gulf International Bank) where he became a Fund Manager, managing quantitative equity portfolios. This was followed by period at Deutsche Bank's credit trading in the Emerging Markets Division. Before joining GML Capital LLP, Mr. Bayliss was a co-founder of LTP Trade, a specialist trade finance company, and a Portfolio Manager at Bluecrest Capital Management. Mr. Bayliss holds a BSc (Econ) from Bristol University, U.K.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Project and Trade Finance Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Although Federated Investment Management Company (the “Adviser”) charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fee and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other
Annual Shareholder Report

benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer Evaluation's supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category under “Find Private Funds.” Select a Fund under “All Private Funds” to access the “Portfolio Characteristics” tab.
Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Project and Trade Finance Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31415N103
Q450320 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $123,000

Fiscal year ended 2016 – $128,630

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $5,798

Fiscal year ended 2016 - $0

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, KPMG LLP (“KPMG”), the registrant’s independent public accountant, informed the Audit Committee that KPMG and/or covered person professionals within KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies audited by KPMG (collectively, the “KPMG Funds”).

KPMG informed the Audit Committee that KPMG believes that these lending relationships described above do not and will not impair KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that KPMG has been and is capable of objective and impartial judgment on all issues encompassed within KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the KPMG Funds.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 30, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 30, 2017